Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Mar. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share capital	£ 1,290	£ 1,289
Share premium	79,459	79,426
Share capital and share premium	£ 80,749	£ 80,715
Ordinary shares of £0.04 each	32,236	32,226